Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation
7.	Share-based compensation

In February 2023, the Board approved the stock option plan (the “Legacy Option Plan”), which became effective on that date. The Legacy Option Plan provides for the grant of stock options to directors, officers and advisors of the Company in an amount that does not exceed 10% of the Company’s then outstanding common shares.

On November 10, 2025 the Board of Directors authorized and approved a proposal requiring stock option holders to exercise all outstanding options under the Legacy Option Plan. In lieu of cash settling the exercise price of each option, the Board provided for a partial net settlement procedure whereby option holders could, but were not required to, elect to net settle a specified amount of options based on the fair market value of $5.00 for each common share. On December 18, 2025 the Company issued 3,443,399 common shares upon the exercise of options under the Legacy Option Plan. Subsequently, the Board terminated the Legacy Option Plan.

On November 10, 2025, the Board of Directors established an equity incentive plan (the “LTIP”). The LTIP provides for the granting of various awards such as stock options, RSUs and PSUs as a form of retention and incentive compensation. As at December 31, 2025, there were a total of 5,114,593 common shares reserved for issuance under the LTIP. The LTIP provides that the number of shares reserved and available for issuance under the LTIP will automatically increase on January 1, 2026 and each January 1 thereafter by an amount equal to the difference between the number of common shares reserved and available for issuance and 10% of the number of outstanding common share, or such lesser number of common shares as determined by the Compensation Committee of the Board of Directors.

Stock options

During the year ended December 31, 2025, 872,250 stock options were granted and vest 25% on each of the first, second, third and fourth anniversary of the grant date of the stock options. All stock options expire 10 years after the grant date. The following table provides a summary of stock option activity for stock options granted during the year ended December 31, 2025 and 2024:

			Weighted-Average
			Remaining
		Weighted Average	Contractual
	Options	Exercise Price	Term (In Years)
Outstanding as of January 1, 2024	3,950,000	$0.65	9.15
Outstanding as of December 31, 2024	3,950,000	$0.65	8.15
Granted	872,250	5.00	9.87
Exercised	(3,950,000)	0.65	7.18
Outstanding as of December 31, 2025	872,250	$5.00	9.87
Exercisable as of December 31, 2025	—	$—	—

The fair value of stock options granted in 2025 was $2.4 million based on a fair value of $2.75 per stock option on the grant date based on the following weighted-average assumptions:

Year ended
December 31,
2025
Common share price	$5.00
Risk-free interest rate	3.8%
Expected dividend yield	0.0%
Expected term (in years)	6.2
Expected volatility	53.1%
Forfeiture rate	0.0%

The Company recognized share-based compensation expense of $0.2 million related to stock options for the year ended December 31, 2025 (2024 — $0.3 million).

RSUs

RSUs are settled in common shares of the Company upon vesting. The RSUs vest 33.33% on the first anniversary of the grant date, 33.33% on the second anniversary of the grant date and 33.34% on the third anniversary of the grant date. The fair value of RSUs granted in 2025 was $4.5 million based on a fair value of $5.00 per RSU. The fair value of the RSUs were determined based on the value of the Company’s share price on the grant date. The Company recognized share-based compensation expense of $0.4 million related to RSUs for the year ended December 31, 2025 (2024 — $nil).

The following table provides a summary of RSU activity for awards granted during the year ended December 31, 2025. There were no RSUs granted or outstanding during the year ended December 31, 2024.

		Weighted Average
		Grant Date
	RSUs	Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	909,750	5.00
Outstanding as of December 31, 2025	909,750	$5.00
Exercisable as of December 31, 2025	—	$—

PSUs

PSUs are settled in common shares of the Company upon vesting in accordance with the performance criteria determined by the board of directors. The fair value of PSUs granted in 2025 was $1.6 million based on a fair value of $2.41 per PSU. The Company estimated the fair value of the PSUs with market-vesting conditions using a Monte Carlo Simulation and PSUs with non-market vesting conditions using a probability adjusted value. The Company recognized share-based compensation expense of $69 thousand related to PSUs for the year ended December 31, 2025 (2024 - $nil).

The following table provides a summary of PSU activity for awards granted during the year ended December 31, 2025. There were no PSUs granted or outstanding during the year ended December 31, 2024.

		Weighted Average
		Grant Date
	PSUs	Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	659,250	2.83
Outstanding as of December 31, 2025	659,250	$2.83
Exercisable as of December 31, 2025	—	$—